UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21745

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2019

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund (ETW)

Semiannual Report

June 30, 2019

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.

The Fund currently distributes monthly cash distributions equal to $0.0727 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.

The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report June 30, 2019

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

Table of Contents

Performance	2

Fund Profile	3

Fund Snapshot	4

Endnotes and Additional Disclosures	5

Financial Statements	6

Annual Meeting of Shareholders	23

Board of Trustees’ Contract Approval	24

Officers and Trustees	27

Important Notices	28

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Performance1

Portfolio Managers Michael A. Allison, CFA of Eaton Vance Management and Thomas C. Seto of Parametric Portfolio Associates LLC

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	09/30/2005	10.70%	2.22%	4.90%	8.74%
Fund at Market Price	—	7.40	–8.75	4.78	8.78
S&P 500® Index	—	18.54%	10.42%	10.71%	14.69%
MSCI Europe Index	—	15.80	1.88	1.27	6.98
Cboe S&P 500 BuyWrite IndexSM	—	10.27	3.18	5.97	8.21
Cboe NASDAQ–100 BuyWrite IndexSM	—	11.33	5.16	8.04	8.96

% Premium/Discount to NAV[2]
					–4.58%

Distributions[3]
Total Distributions per share for the period					$0.436
Distribution Rate at NAV					8.50%
Distribution Rate at Market Price					8.91%

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and include management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Fund Profile

Sector Allocation (% of total investments)4

Country Allocation (% of total investments)4

Top 10 Holdings (% of total investments)4

Microsoft Corp.	4.4%

Apple, Inc.	3.9

Amazon.com, Inc.	3.8

Facebook, Inc., Class A	2.3

Nestle SA	1.9

Alphabet, Inc., Class A	1.7

Cisco Systems, Inc.	1.4

Fast Retailing Co., Ltd.	1.4

Alphabet, Inc., Class C	1.4

Allianz SE	1.4

Total	23.6%

See Endnotes and Additional Disclosures in this report.

3

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Fund Snapshot

Objective	The primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

Strategy	The Fund invests in a diversified portfolio of common stocks and writes call options on one or more U.S. and foreign indices on a substantial portion of the value of its common stock portfolio to generate current earnings from the option premium. The Fund evaluates returns on an after tax basis and seeks to minimize and defer federal income taxes incurred by shareholders in connection with their investment in the Fund.

Options Strategy	Write Index Covered Calls

Equity Benchmarks[1]	S&P 500® Index MSCI Europe Index

Morningstar Category	Option Writing

Distribution Frequency	Monthly

Common Stock Portfolio

Positions Held	326

% US / Non-US	55.1/44.9

Average Market Cap	$238.6 Billion

Call Options Written

% of Stock Portfolio	89%

Average Days to Expiration	16 days

% In the Money	–0.8%

The following terms as used in the Fund snapshot:

Average Market Cap: An indicator of the size of the companies in which the Fund invests and is the sum of each security’s weight in the portfolio multiplied by its market cap. Market Cap is determined by multiplying the price of a share of a company’s common stock by the number of shares outstanding.

Call Option: For an index call option, the buyer has the right to receive from the seller (or writer) a cash payment at the option expiration date equal to any positive difference between the value of the index at contract expiration and the exercise price. The buyer of a call option makes a cash payment (premium) to the seller (writer) of the option upon entering into the option contract.

Covered Call Strategy: A strategy of owning a portfolio of common stocks and writing call options on all or a portion of such stocks to generate current earnings from option premium.

In the Money: For a call option on an index, the extent to which the current value of the index exceeds the exercise price of the option.

See Endnotes and Additional Disclosures in this report.
4

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Endnotes and Additional Disclosures

[1]

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Cboe NASDAQ–100 BuyWrite IndexSM measures the performance of a theoretical portfolio that owns stocks included in the NASDAQ–100® Index and writes (sells) NASDAQ–100® Index covered call options. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[2]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[3]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. As of 6/30/2019, distributions included estimates of return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[4]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Fund snapshot and profile subject to change due to active management.

5

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Portfolio of Investments (Unaudited)

Common Stocks — 101.1%
Security	Shares	Value

Aerospace & Defense — 2.3%

Airbus SE(1)	65,410	$9,256,926

General Dynamics Corp.(1)	6,866	1,248,376

L3Harris Technologies, Inc.(1)	7,756	1,462,684

Northrop Grumman Corp.(1)	13,028	4,209,477

Raytheon Co.(1)	33,521	5,828,632

Rolls-Royce Holdings PLC	156,584	1,672,776

Textron, Inc.(1)	30,061	1,594,436

		$25,273,307

Air Freight & Logistics — 0.3%

Deutsche Post AG(1)	61,060	$2,008,679

Expeditors International of Washington, Inc.(1)	16,714	1,267,924

		$3,276,603

Airlines — 0.0%(2)

International Consolidated Airlines Group SA	65,562	$397,481

		$397,481

Auto Components — 0.7%

Aisin Seiki Co., Ltd.	10,200	$351,850

Cie Generale des Etablissements Michelin SCA(1)	26,277	3,322,502

Denso Corp.	58,200	2,454,066

Garrett Motion, Inc.(1)(3)	3,154	48,414

Toyoda Gosei Co., Ltd.	12,800	250,155

Toyota Industries Corp.	6,400	352,977

Yokohama Rubber Co., Ltd. (The)	75,500	1,390,094

		$8,170,058

Automobiles — 1.0%

Daimler AG(1)	132,059	$7,365,170

Honda Motor Co., Ltd.	24,800	641,297

Isuzu Motors, Ltd.	99,500	1,136,397

Mazda Motor Corp.	46,900	485,481

Toyota Motor Corp.	14,400	893,719

Volkswagen AG, PFC Shares	5,108	860,380

		$11,382,444

Banks — 5.0%

Banco Santander SA(1)	1,478,737	$6,853,431

Bank of America Corp.(1)	50,000	1,450,000

BNP Paribas SA(1)	100,600	4,768,970

Citigroup, Inc.	10,022	701,841

Security	Shares	Value

Banks (continued)

Credit Agricole SA(1)	243,088	$2,900,699

Danske Bank A/S(1)	72,886	1,154,754

Fifth Third Bancorp(1)	67,006	1,869,467

HSBC Holdings PLC(1)	622,907	5,198,943

Huntington Bancshares, Inc.(1)	217,053	2,999,673

ING Groep NV(1)	418,145	4,843,683

Intesa Sanpaolo SpA	2,079,278	4,451,321

JPMorgan Chase & Co.(1)	47,825	5,346,835

KBC Group NV	22,722	1,491,138

KeyCorp(1)	208,919	3,708,312

Lloyds Banking Group PLC	927,572	666,199

PNC Financial Services Group, Inc. (The)(1)	6,406	879,416

Shinsei Bank, Ltd.	31,400	488,657

Societe Generale SA	53,429	1,348,515

SunTrust Banks, Inc.(1)	19,446	1,222,181

Wells Fargo & Co.(1)	51,808	2,451,555

		$54,795,590

Beverages — 1.4%

Coca-Cola Co. (The)(1)	24,571	$1,251,155

Constellation Brands, Inc., Class A(1)	29,994	5,907,018

Heineken Holding NV	24,773	2,594,855

Heineken NV	7,692	857,292

Kirin Holdings Co., Ltd.	59,000	1,273,958

PepsiCo, Inc.(1)	24,854	3,259,105

Takara Holdings, Inc.	20,500	214,746

		$15,358,129

Biotechnology — 2.7%

AbbVie, Inc.(1)	26,528	$1,929,116

Amgen, Inc.(1)	47,004	8,661,897

BioMarin Pharmaceutical, Inc.(1)(3)	19,589	1,677,798

Celgene Corp.(1)(3)	89,074	8,234,001

Gilead Sciences, Inc.(1)	141,508	9,560,280

		$30,063,092

Building Products — 0.6%

Daikin Industries, Ltd.	53,200	$6,965,951

Resideo Technologies, Inc.(3)	5,258	115,256

		$7,081,207

Capital Markets — 1.3%

CME Group, Inc.	2,281	$442,765

Moody’s Corp.(1)	12,481	2,437,664

Morgan Stanley(1)	35,092	1,537,381

6	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Capital Markets (continued)

S&P Global, Inc.(1)	19,842	$4,519,809

Schroders PLC(1)	42,659	1,654,885

St. James’s Place PLC(1)	209,534	2,925,602

State Street Corp.(1)	17,058	956,271

		$14,474,377

Chemicals — 3.0%

AdvanSix, Inc.(1)(3)	1,261	$30,806

Air Products and Chemicals, Inc.(1)	31,040	7,026,525

Akzo Nobel NV	9,696	911,135

BASF SE(1)	108,986	7,928,647

Corteva, Inc.(3)	4,706	139,156

Daicel Corp.(1)	51,000	454,509

Dow, Inc.(3)	4,706	232,053

DuPont de Nemours, Inc.	4,706	353,279

Eastman Chemical Co.(1)	20,943	1,629,994

Johnson Matthey PLC(1)	77,449	3,274,353

Linde PLC(1)	22,750	4,569,476

Mitsubishi Gas Chemical Co., Inc.	23,700	316,997

Nitto Denko Corp.	34,900	1,727,428

Shin-Etsu Chemical Co., Ltd.	22,800	2,133,211

Sumitomo Chemical Co., Ltd.	25,000	116,409

Toray Industries, Inc.	56,000	425,458

Tosoh Corp.	86,500	1,220,077

		$32,489,513

Commercial Services & Supplies — 0.5%

Rentokil Initial PLC	97,214	$490,803

SECOM Co., Ltd.	36,900	3,179,665

Waste Management, Inc.(1)	10,662	1,230,075

		$4,900,543

Communications Equipment — 1.6%

Cisco Systems, Inc.(1)	292,805	$16,025,218

Nokia Oyj	200,615	999,222

		$17,024,440

Construction & Engineering — 0.2%

Ferrovial SA	86,137	$2,204,987

		$2,204,987

Construction Materials — 0.2%

CRH PLC	62,332	$2,037,459

Imerys SA	4,825	255,700

		$2,293,159

Security	Shares	Value

Consumer Finance — 0.5%

American Express Co.(1)	39,780	$4,910,443

Navient Corp.	50,603	690,731

		$5,601,174

Containers & Packaging — 0.1%

Sealed Air Corp.	13,286	$568,375

Toyo Seikan Group Holdings, Ltd.	1,600	31,813

		$600,188

Distributors — 0.1%

LKQ Corp.(1)(3)	53,930	$1,435,077

		$1,435,077

Diversified Financial Services — 0.7%

Berkshire Hathaway, Inc., Class B(1)(3)	16,654	$3,550,133

Groupe Bruxelles Lambert SA	4,239	416,487

Investor AB, Class B	56,000	2,692,984

ORIX Corp.	41,300	617,224

		$7,276,828

Diversified Telecommunication Services — 1.5%

AT&T, Inc.(1)	14,413	$482,980

BT Group PLC	454,642	1,136,755

Deutsche Telekom AG(1)	279,341	4,839,482

Orange SA	290,144	4,576,470

Telefonica SA	147,875	1,216,020

United Internet AG	32,975	1,086,397

Verizon Communications, Inc.(1)	55,046	3,144,778

		$16,482,882

Electric Utilities — 1.0%

Acciona SA	8,786	$942,935

Edison International(1)	19,359	1,304,990

Iberdrola SA(1)	841,931	8,382,414

		$10,630,339

Electrical Equipment — 0.7%

ABB, Ltd.(1)	185,511	$3,719,155

Fujikura, Ltd.	69,000	260,456

Legrand SA(1)	47,726	3,489,191

Mabuchi Motor Co., Ltd.	3,600	123,508

		$7,592,310

7	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Electronic Equipment, Instruments & Components — 1.0%

Alps Alpine Co., Ltd.	113,800	$1,927,269

Corning, Inc.	19,975	663,769

Halma PLC	50,000	1,284,130

Kyocera Corp.	38,900	2,548,871

Taiyo Yuden Co., Ltd.	89,800	1,685,587

TDK Corp.	40,200	3,131,335

		$11,240,961

Energy Equipment & Services — 0.0%(2)

Apergy Corp.(3)	3,712	$124,500

		$124,500

Entertainment — 2.2%

Electronic Arts, Inc.(1)(3)	53,174	$5,384,399

Konami Holdings Corp.	5,500	258,713

Netflix, Inc.(1)(3)	21,000	7,713,720

Vivendi SA	80,000	2,195,414

Walt Disney Co. (The)(1)	58,917	8,227,170

		$23,779,416

Equity Real Estate Investment Trusts (REITs) — 0.8%

American Tower Corp.(1)	17,793	$3,637,779

British Land Co. PLC (The)	249,761	1,709,372

Simon Property Group, Inc.(1)	19,951	3,187,372

		$8,534,523

Food & Staples Retailing — 0.6%

FamilyMart UNY Holdings Co., Ltd.	45,200	$1,079,129

Seven & i Holdings Co., Ltd.	44,200	1,497,557

Tesco PLC	890,919	2,568,226

Walmart, Inc.(1)	8,421	930,436

		$6,075,348

Food Products — 3.0%

Maruha Nichiro Corp.	6,100	$179,255

Mondelez International, Inc., Class A(1)	188,792	10,175,889

Nestle SA(1)	203,470	21,063,664

Nippon Suisan Kaisha, Ltd.	51,500	319,636

Nissin Foods Holdings Co., Ltd.	11,700	754,670

Toyo Suisan Kaisha, Ltd.	5,000	206,095

Yakult Honsha Co., Ltd.	5,700	336,407

		$33,035,616

Security	Shares	Value

Gas Utilities — 0.1%

Italgas SpA	35,014	$235,327

Snam SpA	175,073	870,957

		$1,106,284

Health Care Equipment & Supplies — 1.3%

Abbott Laboratories(1)	103,323	$8,689,465

Alcon, Inc.(3)	30,956	1,911,522

Olympus Corp.	27,600	307,157

Terumo Corp.	112,600	3,363,749

		$14,271,893

Health Care Providers & Services — 1.4%

CVS Health Corp.(1)	71,786	$3,911,619

DaVita, Inc.(3)	12,963	729,299

McKesson Corp.(1)	16,774	2,254,258

UnitedHealth Group, Inc.(1)	34,811	8,494,232

		$15,389,408

Hotels, Restaurants & Leisure — 0.7%

Accor SA	26,214	$1,125,169

Six Flags Entertainment Corp.(1)	29,121	1,446,731

Whitbread PLC	11,872	698,520

Yum! Brands, Inc.(1)	42,716	4,727,380

		$7,997,800

Household Durables — 0.5%

Barratt Developments PLC(1)	263,198	$1,915,288

Casio Computer Co., Ltd.	63,200	787,977

PulteGroup, Inc.(1)	70,920	2,242,490

Sekisui Chemical Co., Ltd.	61,000	918,491

		$5,864,246

Household Products — 0.7%

Clorox Co. (The)(1)	13,090	$2,004,210

Henkel AG & Co. KGaA, PFC Shares	18,309	1,790,974

Kimberly-Clark Corp.(1)	6,527	869,919

Procter & Gamble Co. (The)	2,074	227,414

Reckitt Benckiser Group PLC	20,566	1,623,781

Unicharm Corp.	37,200	1,121,526

		$7,637,824

Industrial Conglomerates — 2.1%

3M Co.(1)	18,736	$3,247,698

Honeywell International, Inc.(1)	31,549	5,508,140

8	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Industrial Conglomerates (continued)

Nisshinbo Holdings, Inc.	109,000	$835,638

Siemens AG(1)	113,166	13,473,016

		$23,064,492

Insurance — 4.2%

Ageas	22,500	$1,170,907

Allianz SE(1)	62,906	15,171,425

Allstate Corp. (The)(1)	14,927	1,517,927

Chubb, Ltd.(1)	7,404	1,090,535

Cincinnati Financial Corp.(1)	23,801	2,467,450

Hartford Financial Services Group, Inc.(1)	25,077	1,397,290

Lincoln National Corp.(1)	22,183	1,429,694

Marsh & McLennan Cos., Inc.(1)	33,742	3,365,765

MetLife, Inc.(1)	37,893	1,882,145

MS&AD Insurance Group Holdings, Inc.	37,200	1,182,455

Principal Financial Group, Inc.(1)	22,247	1,288,546

Prudential Financial, Inc.(1)	16,233	1,639,533

Prudential PLC(1)	286,752	6,260,074

SCOR SE(1)	63,370	2,778,066

Swiss Life Holding AG(1)	8,264	4,097,175

		$46,738,987

Interactive Media & Services — 5.5%

Alphabet, Inc., Class A(1)(3)	17,652	$19,113,585

Alphabet, Inc., Class C(1)(3)	14,181	15,328,385

Facebook, Inc., Class A(1)(3)	132,659	25,603,187

		$60,045,157

Internet & Direct Marketing Retail — 4.7%

Amazon.com, Inc.(1)(3)	22,613	$42,820,655

Booking Holdings, Inc.(1)(3)	3,947	7,399,481

Just Eat PLC(1)(3)	141,985	1,126,041

Ocado Group PLC(1)(3)	44,101	653,752

		$51,999,929

IT Services — 2.8%

Amadeus IT Group SA	24,489	$1,940,643

Atos SE	5,628	470,203

Capgemini SE(1)	34,597	4,301,551

Cognizant Technology Solutions Corp., Class A(1)	59,444	3,768,155

DXC Technology Co.	4,294	236,814

Fidelity National Information Services, Inc.(1)	44,273	5,431,412

Indra Sistemas SA(3)	58,122	588,034

Mastercard, Inc., Class A(1)	16,997	4,496,216

Security	Shares	Value

IT Services (continued)

Nomura Research Institute, Ltd.	24,300	$390,774

NTT Data Corp.	74,000	988,052

Obic Co., Ltd.	7,300	829,610

Otsuka Corp.	15,600	629,102

PayPal Holdings, Inc.(1)(3)	52,937	6,059,169

Perspecta, Inc.(1)	2,147	50,261

Worldline SA(3)(4)	2,251	163,545

		$30,343,541

Leisure Products — 0.2%

Hasbro, Inc.(1)	21,651	$2,288,078

Yamaha Corp.	6,800	323,662

		$2,611,740

Life Sciences Tools & Services — 0.5%

PerkinElmer, Inc.(1)	6,547	$630,738

Thermo Fisher Scientific, Inc.(1)	17,359	5,097,991

		$5,728,729

Machinery — 1.3%

Dover Corp.	7,424	$743,885

Ebara Corp.	30,600	834,126

FANUC Corp.	24,327	4,520,266

Kawasaki Heavy Industries, Ltd.	3,100	73,111

Komatsu, Ltd.	29,200	708,912

Makita Corp.	13,400	457,509

Mitsui E&S Holdings Co., Ltd.(3)	59,100	546,713

NSK, Ltd.	6,000	53,630

Parker-Hannifin Corp.(1)	7,147	1,215,061

SMC Corp.	1,900	712,262

Snap-on, Inc.(1)	6,143	1,017,526

Stanley Black & Decker, Inc.(1)	24,657	3,565,649

		$14,448,650

Marine — 0.0%(2)

Kawasaki Kisen Kaisha, Ltd.(3)	29,800	$365,170

		$365,170

Media — 1.7%

Charter Communications, Inc., Class A(1)(3)	9,419	$3,722,200

Comcast Corp., Class A(1)	346,953	14,669,173

Dentsu, Inc.	9,900	346,237

Hakuhodo DY Holdings, Inc.	20,900	353,015

		$19,090,625

9	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Metals & Mining — 1.3%

Glencore PLC(1)	1,472,251	$5,095,345

Kobe Steel, Ltd.	30,000	196,911

Mitsubishi Materials Corp.	8,000	227,910

Nippon Light Metal Holdings Co., Ltd.	200,000	433,572

Nucor Corp.(1)	10,576	582,738

Rio Tinto PLC(1)	127,078	7,865,244

		$14,401,720

Multi-Utilities — 0.9%

CMS Energy Corp.(1)	115,010	$6,660,229

Engie SA	62,752	951,539

NiSource, Inc.(1)	42,420	1,221,696

Veolia Environnement SA	37,663	917,108

		$9,750,572

Multiline Retail — 0.4%

Isetan Mitsukoshi Holdings, Ltd.	62,132	$504,361

Next PLC(1)	41,584	2,911,997

Target Corp.(1)	15,229	1,318,984

		$4,735,342

Oil, Gas & Consumable Fuels — 4.4%

BP PLC(1)	1,013,220	$7,058,861

Chevron Corp.(1)	65,240	8,118,466

Eni SpA(1)	351,386	5,842,607

Exxon Mobil Corp.(1)	27,918	2,139,356

Idemitsu Kosan Co., Ltd.	6,200	187,519

Marathon Petroleum Corp.(1)	27,916	1,559,946

Phillips 66(1)	36,105	3,377,262

Royal Dutch Shell PLC, Class A(1)	189,507	6,185,046

Royal Dutch Shell PLC, Class B	50,645	1,659,468

Total SA(1)	210,858	11,827,817

		$47,956,348

Paper & Forest Products — 0.1%

Mondi PLC	38,326	$872,305

Nippon Paper Industries Co., Ltd.	13,100	232,311

Oji Holdings Corp.	13,000	75,304

		$1,179,920

Personal Products — 1.9%

Estee Lauder Cos., Inc. (The), Class A(1)	25,480	$4,665,643

Kao Corp.(1)	52,054	3,971,944

Unilever NV(1)	193,140	11,734,826

Unilever PLC	15,759	978,244

		$21,350,657

Security	Shares	Value

Pharmaceuticals — 6.8%

Astellas Pharma, Inc.	215,900	$3,076,740

AstraZeneca PLC(1)	97,424	7,964,573

Bayer AG(1)	26,130	1,812,384

Chugai Pharmaceutical Co., Ltd.	77,900	5,101,889

Eisai Co., Ltd.	13,646	773,404

Eli Lilly & Co.(1)	13,232	1,465,973

Hisamitsu Pharmaceutical Co., Inc.	1,400	55,483

Johnson & Johnson(1)	39,859	5,551,561

Merck & Co., Inc.(1)	103,665	8,692,310

Mitsubishi Tanabe Pharma Corp.	10,000	111,287

Novartis AG(1)	154,782	14,130,320

Pfizer, Inc.	14,458	626,320

Roche Holding AG PC	51,091	14,366,158

Sanofi(1)	113,195	9,782,575

Takeda Pharmaceutical Co., Ltd.	18,962	674,532

UCB SA	9,177	761,595

		$74,947,104

Professional Services — 0.6%

Equifax, Inc.(1)	15,217	$2,057,947

Experian PLC	85,608	2,593,028

Recruit Holdings Co., Ltd.	12,500	418,523

Robert Half International, Inc.(1)	30,884	1,760,697

Wolters Kluwer NV	961	69,914

		$6,900,109

Real Estate Management & Development — 0.4%

Capital & Counties Properties PLC	189,600	$521,657

CBRE Group, Inc., Class A(1)(3)	37,761	1,937,139

Daito Trust Construction Co., Ltd.	6,300	803,445

Heiwa Real Estate Co., Ltd.	34,400	704,118

Sumitomo Realty & Development Co., Ltd.	23,000	822,819

		$4,789,178

Road & Rail — 1.2%

Central Japan Railway Co.	3,400	$681,727

CSX Corp.(1)	115,014	8,898,633

East Japan Railway Co.	6,400	599,320

Kansas City Southern(1)	15,468	1,884,312

Keio Corp.	15,200	1,001,730

		$13,065,722

Semiconductors & Semiconductor Equipment — 3.8%

ASML Holding NV	24,353	$5,067,612

Intel Corp.(1)	280,224	13,414,323

10	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)

Marvell Technology Group, Ltd.(1)	84,177	$2,009,305

NXP Semiconductors NV(1)	40,985	4,000,546

Texas Instruments, Inc.(1)	95,022	10,904,725

Tokyo Electron, Ltd.	42,200	5,931,435

Versum Materials, Inc.(1)	16,211	836,163

		$42,164,109

Software — 5.8%

Citrix Systems, Inc.(1)	33,243	$3,262,468

LogMeIn, Inc.	5,861	431,839

Micro Focus International PLC	32,643	858,510

Microsoft Corp.(1)	369,549	49,504,784

Oracle Corp.(1)	107,688	6,134,985

Sage Group PLC (The)	313,890	3,201,233

Trend Micro, Inc.	14,097	629,909

		$64,023,728

Specialty Retail — 2.5%

Fast Retailing Co., Ltd.	25,400	$15,374,582

Fnac Darty SA(3)	922	68,487

Home Depot, Inc. (The)(1)	22,767	4,734,853

Lowe’s Cos., Inc.(1)	50,810	5,127,237

Tiffany & Co.(1)	19,173	1,795,360

USS Co., Ltd.	27,200	537,337

		$27,637,856

Technology Hardware, Storage & Peripherals — 4.2%

Apple, Inc.(1)	222,270	$43,991,679

Canon, Inc.	19,100	559,306

Hewlett Packard Enterprise Co.(1)	78,955	1,180,377

HP, Inc.(1)	39,615	823,596

		$46,554,958

Textiles, Apparel & Luxury Goods — 2.8%

adidas AG	13,921	$4,306,741

Asics Corp.	20,000	217,203

Hermes International	1,733	1,249,317

Kering(1)	8,281	4,887,636

LVMH Moet Hennessy Louis Vuitton SE(1)	32,072	13,634,623

NIKE, Inc., Class B(1)	71,464	5,999,403

		$30,294,923

Tobacco — 1.6%

British American Tobacco PLC(1)	211,393	$7,380,977

Imperial Brands PLC(1)	143,738	3,372,834

Security	Shares	Value

Tobacco (continued)

Japan Tobacco, Inc.	76,500	$1,686,340

Philip Morris International, Inc.(1)	64,219	5,043,118

		$17,483,269

Trading Companies & Distributors — 0.5%

Ferguson PLC	45,384	$3,230,883

Marubeni Corp.	20,000	132,755

Mitsubishi Corp.	32,700	864,109

Sumitomo Corp.	96,700	1,468,687

		$5,696,434

Transportation Infrastructure — 0.1%

Aeroports de Paris	6,667	$1,176,278

		$1,176,278

Wireless Telecommunication Services — 1.1%

KDDI Corp.	138,800	$3,531,998

SoftBank Group Corp.	174,196	8,390,204

		$11,922,202

Total Common Stocks — 101.1% (identified cost $420,563,042)		$1,114,328,996

Total Investments — 101.1% (identified cost $420,563,042)		$1,114,328,996

Total Written Call Options — (1.6)% (premiums received $12,133,623)		$(17,947,860)

Other Assets, Less Liabilities — 0.5%		$6,019,351

Net Assets — 100.0%		$1,102,400,487

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Amount is less than 0.05%.

(3)	Non-income producing security.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2019, the aggregate value of these securities is $163,545 or less than 0.05% of the Fund’s net assets.

11	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value

United States	55.1%	$614,212,057

Japan	11.0	122,058,485

United Kingdom	8.4	93,378,822

France	7.7	85,448,301

Germany	5.4	60,643,295

Switzerland	5.3	59,287,994

Netherlands	2.7	30,079,863

Spain	2.0	22,525,945

Italy	1.0	11,400,212

Ireland	0.6	6,606,935

Belgium	0.4	3,840,127

Sweden	0.2	2,692,984

Denmark	0.1	1,154,754

Finland	0.1	999,222

Total Investments	100.0%	$1,114,328,996

Written Call Options — (1.6)%

Exchange-Traded Options — (1.6)%

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

Dow Jones Euro Stoxx 50 Index	1,380	EUR	47,936,922	EUR	3,400	7/5/19	$(1,124,010)

Dow Jones Euro Stoxx 50 Index	1,380	EUR	47,936,922	EUR	3,400	7/12/19	(1,202,874)

Dow Jones Euro Stoxx 50 Index	1,380	EUR	47,936,922	EUR	3,475	7/19/19	(520,821)

Dow Jones Euro Stoxx 50 Index	1,350	EUR	46,894,815	EUR	3,475	7/26/19	(555,701)

FTSE 100 Index	525	GBP	38,984,558	GBP	7,450	7/19/19	(361,883)

FTSE 100 Index	525	GBP	38,984,558	GBP	7,500	7/19/19	(215,831)

NASDAQ 100 Index	39	USD	29,917,193	USD	7,350	7/3/19	(1,309,620)

NASDAQ 100 Index	39	USD	29,917,193	USD	7,400	7/5/19	(1,165,710)

NASDAQ 100 Index	38	USD	29,150,085	USD	7,650	7/10/19	(470,820)

NASDAQ 100 Index	38	USD	29,150,085	USD	7,650	7/12/19	(512,050)

NASDAQ 100 Index	38	USD	29,150,085	USD	7,750	7/17/19	(351,880)

NASDAQ 100 Index	38	USD	29,150,085	USD	7,750	7/19/19	(378,860)

NASDAQ 100 Index	38	USD	29,150,085	USD	7,675	7/24/19	(595,650)

NASDAQ 100 Index	38	USD	29,150,085	USD	7,650	7/26/19	(695,020)

Nikkei 225 Index	145	JPY	3,085,008,400	JPY	21,250	7/5/19	(270,942)

Nikkei 225 Index	150	JPY	3,191,388,000	JPY	21,375	7/12/19	(280,075)

Nikkei 225 Index	150	JPY	3,191,388,000	JPY	21,625	7/19/19	(200,160)

S&P 500 Index	100	USD	29,417,600	USD	2,815	7/1/19	(1,279,000)

S&P 500 Index	99	USD	29,123,424	USD	2,850	7/3/19	(951,390)

S&P 500 Index	99	USD	29,123,424	USD	2,875	7/5/19	(741,510)

S&P 500 Index	99	USD	29,123,424	USD	2,885	7/8/19	(673,200)

S&P 500 Index	99	USD	29,123,424	USD	2,900	7/10/19	(576,180)

S&P 500 Index	99	USD	29,123,424	USD	2,900	7/12/19	(606,375)

12	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Portfolio of Investments (Unaudited) — continued

Written Call Options — (continued)

Exchange-Traded Options — (continued)

Description	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

S&P 500 Index	99	USD	29,123,424	USD	2,915	7/15/19	$(508,860)

S&P 500 Index	99	USD	29,123,424	USD	2,930	7/17/19	(430,650)

S&P 500 Index	98	USD	28,829,248	USD	2,950	7/19/19	(330,260)

S&P 500 Index	98	USD	28,829,248	USD	2,950	7/22/19	(343,000)

S&P 500 Index	98	USD	28,829,248	USD	2,925	7/24/19	(517,930)

S&P 500 Index	98	USD	28,829,248	USD	2,925	7/26/19	(543,900)

SMI Index	450	CHF	44,542,080	CHF	10,000	7/19/19	(233,698)

Total							$(17,947,860)

Abbreviations:

PC	–	Participation Certificate

PFC Shares	–	Preference Shares

Currency Abbreviations:

CHF	–	Swiss Franc

EUR	–	Euro

GBP	–	British Pound Sterling

JPY	–	Japanese Yen

USD	–	United States Dollar

13	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Statement of Assets and Liabilities (Unaudited)

Assets	June 30, 2019

Unaffiliated investments, at value (identified cost, $420,563,042)	$1,114,328,996

Cash	4,235,447

Foreign currency, at value (identified cost, $291,896)	291,915

Dividends receivable	973,281

Receivable for investments sold	14,118

Receivable for premiums on written options	1,209,373

Tax reclaims receivable	3,469,138

Total assets	$1,124,522,268

Liabilities

Written options outstanding, at value (premiums received, $12,133,623)	$17,947,860

Payable for closed written options	3,029,584

Payable to affiliates:

Investment adviser fee	896,527

Trustees’ fees	14,750

Accrued expenses	233,060

Total liabilities	$22,121,781

Commitments and contingencies (see Note 9)

Net Assets	$1,102,400,487

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 107,460,587 shares issued and outstanding	$1,074,606

Additional paid-in capital	457,446,476

Distributable earnings	643,879,405

Net Assets	$1,102,400,487

Net Asset Value

($1,102,400,487 ÷ 107,460,587 common shares issued and outstanding)	$10.26

14	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Statement of Operations (Unaudited)

Investment Income	Six Months Ended June 30, 2019

Dividends (net of foreign taxes, $1,341,050)	$17,016,780

Total investment income	$17,016,780

Expenses

Investment adviser fee	$5,420,758

Trustees’ fees and expenses	31,320

Custodian fee	188,532

Transfer and dividend disbursing agent fees	8,910

Legal and accounting services	42,354

Printing and postage	208,555

Miscellaneous	73,290

Total expenses	$5,973,719

Net investment income	$11,043,061

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$58,672,379

Written options	(61,004,029)

Foreign currency transactions	(22,179)

Net realized loss	$(2,353,829)

Change in unrealized appreciation (depreciation) —

Investments	$108,760,620

Written options	(9,080,944)

Foreign currency	22,536

Net change in unrealized appreciation (depreciation)	$99,702,212

Net realized and unrealized gain	$97,348,383

Net increase in net assets from operations	$108,391,444

15	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31, 2018

From operations —

Net investment income	$11,043,061		$15,128,471

Net realized gain (loss)	(2,353,829)		72,370,895

Net change in unrealized appreciation (depreciation)	99,702,212		(175,026,326)

Net increase (decrease) in net assets from operations	$108,391,444		$(87,526,960)

Distributions to shareholders	$(46,874,308	)*	$(72,720,403)

Tax return of capital to shareholders	$—		$(44,306,251)

Capital share transactions —

Proceeds from shelf offering, net of offering costs (see Note 5)	$—		$5,016,377

Reinvestment of distributions	—		3,505,554

Net increase in net assets from capital share transactions	$—		$8,521,931

Net increase (decrease) in net assets	$61,517,136		$(196,031,683)

Net Assets

At beginning of period	$1,040,883,351		$1,236,915,034

At end of period	$1,102,400,487		$1,040,883,351

*	A portion of the distributions may be deemed a tax return of capital at year-end. See Note 2.

16	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Financial Highlights

	Six Months Ended June 30, 2019 (Unaudited)		Year Ended December 31,
			2018	2017	2016	2015	2014

Net asset value — Beginning of period	$9.690		$11.590	$10.710	$11.560	$12.290	$13.130

Income (Loss) From Operations

Net investment income(1)	$0.103		$0.141	$0.135	$0.163	$0.183	$0.233

Net realized and unrealized gain (loss)	0.903		(0.950)	1.850	0.155	0.255	0.095

Total income (loss) from operations	$1.006		$(0.809)	$1.985	$0.318	$0.438	$0.328

Less Distributions

From net investment income	$(0.436	)*	$(0.129)	$(0.149)	$(0.155)	$(0.183)	$(0.242)

From net realized gain	—		(0.550)	—	—	—	—

Tax return of capital	—		(0.413)	(0.956)	(1.013)	(0.985)	(0.926)

Total distributions	$(0.436)		$(1.092)	$(1.105)	$(1.168)	$(1.168)	$(1.168)

Premium from common shares sold through shelf offering (see Note 5)(1)	$—		$0.001	$—	$—	$—	$—

Net asset value — End of period	$10.260		$9.690	$11.590	$10.710	$11.560	$12.290

Market value — End of period	$9.790		$9.530	$11.920	$10.070	$11.230	$11.020

Total Investment Return on Net Asset Value(2)	10.70	%(3)	(7.72)%	19.28%	3.46%	3.92%	2.97%

Total Investment Return on Market Value(2)	7.40	%(3)	(11.76)%	30.47%	0.14%	12.59%	0.19%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,102,400		$1,040,883	$1,236,915	$1,139,577	$1,230,445	$1,308,077

Ratios (as a percentage of average daily net assets):

Expenses(4)	1.10	%(5)	1.09%	1.09%	1.10%	1.09%	1.10%

Net investment income	2.03	%(5)	1.27%	1.20%	1.50%	1.50%	1.80%

Portfolio Turnover	1	%(3)	4%	1%	8%	7%	2%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

*	A portion of the distributions may be deemed from net realized gain or a tax return of capital at year-end. See Note 2.

17	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of June 30, 2019, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net

18

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Written Options — Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

I  Interim Financial Statements — The interim financial statements relating to June 30, 2019 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a substantial return of capital component. For the six months ended June 30, 2019, the amount of distributions estimated to be a tax return of capital was approximately $40,009,000. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

At December 31, 2018, the Fund had a late year ordinary loss of $270,667, related to certain specified losses realized after October 31, 2018, which it has elected to defer to the following taxable year pursuant to income tax regulations.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at June 30, 2019, as determined on a federal income tax basis, were as follows:

Aggregate cost	$411,462,878

Gross unrealized appreciation	$692,462,904

Gross unrealized depreciation	(7,544,646)

Net unrealized appreciation	$684,918,258

19

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 1.00% of the Fund’s average daily gross assets and is payable monthly. Gross assets as referred to herein represent net assets plus obligations attributable to investment leverage, if any. For the six months ended June 30, 2019, the Fund’s investment adviser fee amounted to $5,420,758. Pursuant to a sub-advisory agreement, EVM has delegated a portion of the investment management to Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp. EVM pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended June 30, 2019, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,999,962 and $99,461,945, respectively, for the six months ended June 30, 2019.

5  Common Shares of Beneficial Interest and Shelf Offering

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended June 30, 2019. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the year ended December 31, 2018 were 313,657.

In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended June 30, 2019 and the year ended December 31, 2018.

Pursuant to a registration statement filed with and declared effective on April 12, 2018 by the SEC, the Fund is authorized to issue up to an additional 12,811,820 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share.

During the six months ended June 30, 2019, there were no common shares sold by the Fund pursuant to its shelf offering. During the year ended December 31, 2018, the Fund sold 435,555 common shares and received proceeds (net of offering costs) of $5,016,377 through its shelf offering. The net proceeds in excess of the net asset value of the shares sold were $96,719. Offering costs (other than the applicable sales commissions) incurred in connection with the shelf offering were borne directly by EVM.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at June 30, 2019 is included in the Portfolio of Investments. At June 30, 2019, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.

20

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at June 30, 2019 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)

Written options	$—	$(17,947,860)

(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended June 30, 2019 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Written options	$(61,004,029)	$(9,080,944)

(1)	Statement of Operations location: Net realized gain (loss) – Written options.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Written options.

The average number of written options contracts outstanding during the six months ended June 30, 2019, which is indicative of the volume of this derivative type, was 9,342 contracts.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

21

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Notes to Financial Statements (Unaudited) — continued

At June 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Common Stocks

Communication Services	$103,389,577	$27,930,705	$—	$131,320,282

Consumer Discretionary	81,384,143	70,745,272	—	152,129,415

Consumer Staples	34,333,907	66,606,936	—	100,940,843

Energy	15,319,530	32,761,318	—	48,080,848

Financials	55,753,362	73,133,594	—	128,886,956

Health Care	78,118,380	62,281,846	—	140,400,226

Industrials	46,856,408	68,586,885	—	115,443,293

Information Technology	173,225,804	38,125,933	—	211,351,737

Materials	10,562,926	40,401,574	—	50,964,500

Real Estate	8,762,290	4,561,411	—	13,323,701

Utilities	9,186,915	12,300,280	—	21,487,195

Total Common Stocks	$616,893,242	$497,435,754 *	$—	$1,114,328,996

Total Investments	$616,893,242	$497,435,754	$—	$1,114,328,996

Liability Description

Written Call Options	$(12,981,865)	$(4,965,995)	$—	$(17,947,860)

Total	$(12,981,865)	$(4,965,995)	$—	$(17,947,860)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

9  Legal Proceedings

In November 2010, the Fund was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the LBO (the “SLFC actions”). The Fund has been named as a defendant in one of the SLFC actions filed in United States District Court — District of Massachusetts by Deutsche Bank Trust Co. Americas seeking to recover the proceeds received in connection with the LBO from former shareholders. The FitzSimons action and the SLFC actions are now part of a multi-district litigation proceeding in the Southern District of New York. The value of the proceeds received by the Fund is approximately $891,000 (equal to 0.08% of net assets at June 30, 2019). The Fund cannot predict the outcome of these proceedings or the effect, if any, on the Fund’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Fund as incurred.

22

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on April 18, 2019. The following action was taken by the shareholders:

Item 1:  The election of George J. Gorman, William H. Park, Keith Quinton and Susan J. Sutherland as Class II Trustees of the Fund for a three-year term expiring in 2022.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld

George J. Gorman	97,596,350	3,060,589

William H. Park	97,501,386	3,155,553

Keith Quinton	97,669,588	2,987,351

Susan J. Sutherland	97,618,939	3,038,000

23

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 24, 2019, the Boards of Trustees/Directors (collectively, the “Board”) of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory and sub-advisory agreements for each of the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between February and April 2019. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory and sub-advisory agreements.

Among other things, the information the Board considered included the following (for funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and related fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•

Data regarding investment performance relative to benchmark indices and, in certain instances, to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser (where applicable) to each fund in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser (where applicable) to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (where applicable and in the context of a sub-adviser with trading responsibilities) to each fund as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser (where applicable) to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, if applicable;

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser (where applicable) of each fund, if any;

24

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by the adviser or administrator to each of the funds; and

•	The terms of each investment advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2019, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers (where applicable) of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its Committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers (as applicable), with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser (where applicable) to each of the Eaton Vance Funds.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating its activities in implementing the Fund’s investment strategies. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as tax efficiency and special considerations relevant to investing in stocks and selling call options on one or more U.S. and foreign indices. The Board considered that the Adviser has devoted extensive resources to in-house equity research and also draws upon independent research available from third-party sources. With respect to the Sub-adviser, the Board considered the experience of the Sub-adviser’s investment professionals in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent

25

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Board of Trustees’ Contract Approval — continued

trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices, as well as a customized peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2018. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than one of its secondary benchmark indexes and lower than its primary, other secondary and blended benchmark indexes for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2018, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered in the same manner as an open-end fund and that, notwithstanding that the Fund is authorized to issue additional common shares through a shelf offering, the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board concluded that the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

26

Eaton Vance

Tax-Managed Global Buy-Write Opportunities Fund

June 30, 2019

Officers and Trustees

Officers

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton(1)

Marcus L. Smith(1)

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

(1)	Messrs. Quinton and Smith began serving as Trustees effective October 1, 2018.

27

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

28

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Parametric Portfolio Associates LLC

800 Fifth Avenue, Suite 2800

Seattle, WA 98104

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7746    6.30.19

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 26, 2019

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	August 26, 2019